Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Net income attributable to redeemable noncontrolling interests	(12)
Tax benefit (charge) from the excess fair value of compensation expense	(24)
Bank
Net income attributable to redeemable noncontrolling interests	(12)
Tax benefit (charge) from the excess fair value of compensation expense	(24)